Investments - Schedule of Amounts Recorded in Other Comprehensive Income (Details) - USD ($) $ in Millions		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Other comprehensive income, Gross		$ 6
Other comprehensive income, Net	[1]	3
Quoted Debt Securities
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Other comprehensive income, Gross		4	$ 1	$ (2)
Other comprehensive income, Net		4	1	(2)
Certificates of Deposit
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Other comprehensive income, Gross		(1)	(1)	3
Other comprehensive income, Tax				(1)
Other comprehensive income, Net		(1)	(1)	2
Unquoted Equity and Preference Securities
Disclosure Of Analysis Of Other Comprehensive Income By Item [Line Items]
Other comprehensive income, Gross		(4)	9	1
Other comprehensive income, Tax		(1)	1
Other comprehensive income, Net		$ (5)	$ 10	$ 1

[1]	net of taxes